UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

FINBE, INC.1,2

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001856497

Central Index Key Number of underwriter (if applicable): N/A

Scot Seagrave, (954) 475-1400

Name and telephone number, including area code,

of the person to contact in connection with this filing

1	FinBe, Inc. is filing this Form ABS-15G on its own behalf and on behalf of its affiliate, FinBe USA Trust 2025-1.
2	Credito Real USA Finance, LLC converted to a corporation and changed its name to Finbe, Inc. in April 2024.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated May 30, 2025, of RSM US LP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by RSM US LP pertaining to the issuer’s Series 2025-1 Automobile Receivable-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FinBe, Inc.

By:	/s/ Scot Seagrave
Name: Scot Seagrave
Title: Managing Director

Date: June 9, 2025

EXHIBIT INDEX

Exhibit 99.1:	Agreed-upon procedures report, dated May 30, 2025 of RSM US LLP